Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument, Redemption [Line Items]
Total long-term debt	$ 1,087,347	$ 1,033,330
Periodic repayment
Debt Instrument, Redemption [Line Items]
2019	84,534
2020	85,945
2021	86,545
2022	71,210
2023	55,535
2024 and thereafter	15,180
Total long-term debt	398,949
Balloon repayment
Debt Instrument, Redemption [Line Items]
2019	25,000
2021	70,811
2022	236,509
2023	202,185
2024 and thereafter	153,893
Total long-term debt	$ 688,398